Revenue recognition	12 Months Ended
Dec. 31, 2022
Revenue recognition
Revenue recognition

6. Revenue recognition

Management has determined that Nokia’s geographic areas are considered as the primary determinants to depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. Nokia’s primary customer base consists of companies that operate on a country-specific or a regional basis. Although Nokia’s technology cycle is similar around the world, different countries and regions are inherently in a different stage of that cycle, often influenced by macroeconomic conditions specific to those countries and regions. In addition to Net sales to external customers by region, the chief operating decision maker also reviews Net sales by customer type disclosed below.

Each reportable segment, as described in Note 5, Segment information, consists of customers that operate in all geographic areas. No reportable segment has a specific revenue concentration in any geographic area other than Nokia Technologies, which is included within Europe.

Net sales to external customers by region are based on the location of the customer, except for Nokia Technologies IPR and licensing net sales which are allocated to Europe. In 2022, Nokia changed the way it presents net sales information on a regional basis. Nokia considers that providing net sales for the Submarine Networks business separately from the rest of the Group improves the usefulness of disclosed information by removing volatility caused by the specific nature of the Submarine Networks business. The comparative information for Net sales to external customers by region has been recast accordingly.

Net sales to external customers by region

EURm	2022	2021	2020
Asia Pacific	2 648	2 472	2 652
Europe	6 662	6 313	6 092
Greater China	1 581	1 512	1 497
India	1 290	1 035	953
Latin America	1 223	983	954
Middle East & Africa	1 969	1 771	1 886
North America	8 388	7 187	7 121
Submarine Networks	1 150	929	697
Total	24 911	22 202	21 852

Net sales by customer type

EURm	2022	2021	2020
Communications service providers	19 921	17 977	17 954
Enterprise	1 997	1 575	1 571
Licensees	1 595	1 502	1 402
Other(1)	1 398	1 148	925
Total	24 911	22 202	21 852

(1) Includes net sales of Submarine Networks which operates in a different market, and Radio Frequency Systems (RFS), which is being managed as a separate entity, and certain other items, such as eliminations of inter-segment revenues. Submarine Networks and RFS net sales also include revenue from communications service providers and enterprise customers.

Contract assets and contract liabilities

Contract asset balances decrease upon reclassification to trade receivables when Nokia’s right to payment becomes unconditional. Contract liability balances decrease when Nokia satisfies the related performance obligations and revenue is recognized. There were no material cumulative adjustments to revenue recognized arising from changes in transaction prices, changes in measures of progress or changes in estimated variable consideration.

During the year, Nokia recognized EUR 1.6 billion (EUR 1.7 billion in 2021) of revenue that was included in the current contract liability balance at the beginning of the period.

Order backlog

At 31 December 2022, the aggregate amount of the transaction price allocated to partially or wholly unsatisfied performance obligations arising from fixed contractual commitments amounted to EUR 19.5 billion (EUR 20.3 billion in 2021 that included the amounts related to the completed contract disclosed below). Management has estimated that these unsatisfied performance obligations will be recognized as revenue as follows:

	2022	2021
Within 1 year	75%	73%
2-3 years	21%	24%
More than 3 years	4%	3%
Total	100%	100%

The estimated timing of the satisfaction of these performance obligations is subject to change owing to factors beyond Nokia’s control such as customer and network demand, market conditions and, in some cases, restrictions imposed by the weather or other factors impacting project logistics. Revenue recognized in the reporting period from performance obligations satisfied (or partially satisfied) in previous periods (for example, due to changes in transaction price) was not material.

Completed Contracts

In April 2014, Nokia entered into an agreement to license certain technology patents and patent applications owned by Nokia on the effective date of that agreement, on a non-exclusive basis, to a licensee, for a period of 10 years (the “License Agreement”). Contemporaneously and under the terms of the License Agreement, Nokia issued to the licensee an option to extend the technology patent license for the remaining life of the licensed patents. Nokia received all cash consideration due for the sale of the 10-year license and option upon closing of the License Agreement. Management has determined that, upon transition to IFRS 15, Revenue from Contracts with Customers, the License Agreement is a completed contract. As such, in accordance with the transition requirements of the standard, Nokia has continued to apply its prior revenue accounting policies, based on IAS 18, Revenue, and related interpretations, to the License Agreement recognizing revenue over the term of the License Agreement.

In December 2022, the licensee exercised a contractual option to extend the license agreement for the remaining life of the licensed patents, making it in substance a perpetual license. As a result, Nokia has recognized all the remaining revenue related to the License Agreement during the year in accordance with its accounting policies based on IAS 18, Revenue, and related interpretations related to this completed contract. After the 2022 revenue recognition, Nokia will no longer recognize revenue in relation to this agreement in future periods.